Schedule of tax losses and negative bases of social contribution (Details) - Gol Linhas Aereas S.A. ("GLA") [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Acumulated income tax losses	R$ 12,076,378	R$ 8,401,388
Potential tax credit	R$ 4,105,969	R$ 2,856,472